Contingent liabilities and other commitments (Details) € in Millions, kr in Millions	36 Months Ended	67 Months Ended
	Dec. 31, 2011 EUR (€)	Jul. 31, 2014 EUR (€)	Jul. 31, 2014 SEK (kr)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)	Dec. 31, 2015 SEK (kr)
Contingent liabilities and other commitments
Contingent liabilities				kr 159		kr 149	kr 373
Provisions				1,695		1,080	1,310	kr 920
Other contractual commitments
Commitments, investments				94		89	63
Commitments, other				6,271		6,769	1,489
Total future fees for other contractual commitments				6,365		6,858	1,552
Asset dismantling obligation, discontinued operations
Contingent liabilities and other commitments
Contingent liabilities				kr 159		149	151
KPN dispute, Netherlands
Contingent liabilities and other commitments
Contingent liabilities							kr 222
Contingent liabilities, claim amount	€ 14.5	€ 23.2	kr 229
Period of additional claim	3 years
Provisions					€ 7.8	75
Provisions, interest					€ 1.1	kr 11